Accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued expenses

	September 30, 2022	December 31, 2021
Accrued hauler expenses	$55,773	$49,607
Accrued compensation	57,632	9,656
Accrued income taxes	-	3
Accrued Mergers transaction expenses	44,235	-
Other accrued expenses	4,788	6,272
Total accrued expenses	$162,428	$65,538

	2021	2020
Accrued hauler expenses	$49,607	$37,429
Accrued compensation	9,656	8,783
Accrued income taxes	3	61
Other accrued expenses	6,272	2,717
	$65,538	$48,990